11. Contract Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 3,433,230	R$ 0
Current	85,019	0
Noncurrent	3,348,211	0
Power distribution service concession
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	640,500	0
Piped gas distribution service concession
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	25,718	0
Power transmission concession
SummaryOfContractAssetsLineItems [Line Items]
Contract Assets	R$ 2,767,012	R$ 0